Real Estate - Breakdown of Costs (Details) - The Mergers - USD ($) $ in Thousands		12 Months Ended
	Apr. 30, 2019	Dec. 31, 2019
Real Estate [Line Items]
Advisory and valuation fees		$ 8,592
Legal, accounting and tax fees		1,384
Other fees		362
Total Merger-related fees	$ 10,338	$ 10,338